Document and Entity Information	May 27, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001616862
Document Type	8-K
Document Period End Date	May 27, 2026
Entity Registrant Name	AXALTA COATING SYSTEMS LTD.
Entity Incorporation State Country Code	D0
Entity File Number	001-36733
Entity Tax Identification Number	98-1073028
Entity Address, Address Line One	1050 Constitution Avenue
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	(855)
Local Phone Number	547-1461
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, $1.00 par value
Trading Symbol	AXTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false